Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Additional Paid In Capital [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Dec. 31, 2016	$ 30,273	$ (16,411)			$ 13,862
Loss for the year from continuing operations				(2,500)
Loss for the year from discontinuing operations				(30,329)	(30,329)
Capital contribution from change in Control Transaction - net liabilities		116,467			116,467
Income (Loss) for the year					(32,829)
Recapitalization		(32,829)		32,829
Other comprehensive income, foreign currency translation loss
Balance at Dec. 31, 2017	30,273	67,227			97,500
Income (Loss) for the year				(31,526)	(31,526)
Recapitalization		(31,564)		31,526	(38)
Other comprehensive income, foreign currency translation loss			431		(431)
Balance at Jun. 30, 2018	30,273	35,663	431		66,367
Balance at Dec. 31, 2017	30,273	67,227			97,500
Loss for the year from continuing operations				(279,281)	(279,281)
Loss for the year from discontinuing operations
Income (Loss) for the year					(279,281)
Recapitalization		(68,367)		68,367
Other comprehensive income, foreign currency translation loss			3,345		(3,345)
Balance at Dec. 31, 2018	30,273	(1,140)	3,345	(210,914)	(178,436)
Income (Loss) for the year				36,002	36,002
Other comprehensive income, foreign currency translation loss			(2,013)		2,013
Balance at Jun. 30, 2019	$ 30,273	$ (1,140)	$ 1,332	$ (174,912)	$ (144,447)